Dividends (Details Narrative) (Bendon Limited) - NZD ($)	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Bendon Limited [Member]
DisclosureOfDividendsLineItems [Line Items]
Dividends payable